Accounts Receivables- Movements of allowance for accounts receivables - (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivables
Balance at the beginning of the year	¥ 205,489	$ 28,152
Additions	69,467	9,517	¥ 205,489
Balance at the end of the year	¥ 274,956	$ 37,669	¥ 205,489